Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other Current Assets [Abstract]
Schedule of Other Current Assets

Other current assets consist of the following:

	As of December 31, 2023	As of June 30, 2024
		(Unaudited)
	RMB	RMB
Value-added tax recoverable	34,041,675	49,400,170
Deposits	2,361,968	2,983,097
Others	1,504,449	1,364,354
Total	37,908,092	53,747,621
Other current assets consist of the following:
	As of December 31,
	2022	2023
	RMB	RMB
Value-added tax recoverable	23,731,587	34,041,675
Deposits	3,434,080	2,361,968
Others	109,548	1,504,449
Total	27,275,215	37,908,092